16. Convertible Notes And Warrants Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Convertible Notes And Warrants Derivative Financial Instruments Tables
Convertible Notes Payable interest
Period	Interest Rate
March 13, 2007-March 12, 2008	3%
March 13, 2008-March 12, 2009	5%
March 13, 2009-March 12, 2010	7%
March 13, 2010-March 12, 2012	10%